SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Amount pledged as collateral	¥ 1,489	¥ 4,112